Portfolio of Investments
CTIVP® – Loomis Sayles Growth Fund, March 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.4%
Issuer	Shares	Value ($)
Communication Services 16.0%
Entertainment 3.7%
Walt Disney Co. (The)(a)	508,949	93,911,270
Interactive Media & Services 12.3%
Alphabet, Inc., Class A(a)	38,248	78,887,265
Alphabet, Inc., Class C(a)	38,347	79,325,755
Facebook, Inc., Class A(a)	505,616	148,919,080
Total		307,132,100
Total Communication Services		401,043,370
Consumer Discretionary 15.9%
Hotels, Restaurants & Leisure 4.7%
Starbucks Corp.	603,212	65,912,975
Yum China Holdings, Inc.	353,306	20,919,248
Yum! Brands, Inc.	278,358	30,112,769
Total		116,944,992
Internet & Direct Marketing Retail 11.2%
Alibaba Group Holding Ltd., ADR(a)	491,116	111,350,731
Amazon.com, Inc.(a)	54,814	169,598,901
Total		280,949,632
Total Consumer Discretionary		397,894,624
Consumer Staples 4.6%
Beverages 3.3%
Monster Beverage Corp.(a)	905,224	82,456,854
Household Products 1.3%
Colgate-Palmolive Co.	414,350	32,663,211
Total Consumer Staples		115,120,065
Energy 1.4%
Energy Equipment & Services 1.4%
Schlumberger NV	1,304,329	35,464,705
Total Energy		35,464,705
Financials 2.8%
Capital Markets 2.8%
Factset Research Systems, Inc.	105,760	32,636,479
SEI Investments Co.	597,152	36,384,471
Total		69,020,950
Total Financials		69,020,950
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 13.4%
Biotechnology 2.3%
Regeneron Pharmaceuticals, Inc.(a)	123,546	58,454,555
Health Care Equipment & Supplies 1.2%
Intuitive Surgical, Inc.(a)	40,429	29,874,605
Health Care Technology 1.4%
Cerner Corp.	481,505	34,610,579
Life Sciences Tools & Services 2.3%
Illumina, Inc.(a)	152,850	58,703,571
Pharmaceuticals 6.2%
Novartis AG, ADR	876,607	74,932,366
Novo Nordisk A/S, ADR	299,369	20,183,458
Roche Holding AG, ADR	1,453,479	58,967,643
Total		154,083,467
Total Health Care		335,726,777
Industrials 12.8%
Aerospace & Defense 5.1%
Boeing Co. (The)(a)	500,254	127,424,699
Air Freight & Logistics 2.5%
Expeditors International of Washington, Inc.	570,773	61,466,544
Machinery 5.2%
Deere & Co.	350,909	131,289,093
Total Industrials		320,180,336
Information Technology 32.5%
Communications Equipment 1.8%
Cisco Systems, Inc.	878,646	45,434,785
IT Services 6.2%
Automatic Data Processing, Inc.	95,007	17,905,969
Visa, Inc., Class A	639,125	135,321,936
Total		153,227,905
Semiconductors & Semiconductor Equipment 6.9%
NVIDIA Corp.	214,193	114,364,069
QUALCOMM, Inc.	437,114	57,956,945
Total		172,321,014
CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2021	1

Portfolio of Investments   (continued)
CTIVP® – Loomis Sayles Growth Fund, March 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 17.6%
Autodesk, Inc.(a)	407,245	112,867,952
Microsoft Corp.	434,412	102,421,317
Oracle Corp.	1,401,088	98,314,345
Salesforce.com, Inc.(a)	418,329	88,631,365
Workday, Inc., Class A(a)	153,668	38,175,741
Total		440,410,720
Total Information Technology		811,394,424
Total Common Stocks (Cost $1,241,204,892)		2,485,845,251

Money Market Funds 0.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.067%(b),(c)	14,916,194	14,914,703
Total Money Market Funds (Cost $14,914,703)		14,914,703
Total Investments in Securities (Cost: $1,256,119,595)		2,500,759,954
Other Assets & Liabilities, Net		(1,090,231)
Net Assets		2,499,669,723

Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at March 31, 2021.
(c)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended March 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.067%
	16,948,187	29,875,857	(31,909,341)	—	14,914,703	—	3,953	14,916,194
Abbreviation Legend
ADR	American Depositary Receipt
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
2	CTIVP® – Loomis Sayles Growth Fund | Quarterly Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
1QT7032_03_L01_(03/21)